Schedule of Investments (unaudited)	iShares® Self-Driving EV and Tech ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.0%
GUD Holdings Ltd.	23,660	$218,983

Belgium — 0.8%
Solvay SA	13,741	1,633,421
Umicore SA	37,401	2,144,442
		3,777,863
Canada — 1.0%
ElectraMeccanica Vehicles Corp.(a)(b)	17,381	61,702
Magna International Inc.	54,236	4,411,715
Martinrea International Inc.	16,653	154,608
		4,628,025
China — 5.4%
BYD Co. Ltd., Class H.	155,000	5,928,375
Ganfeng Lithium Co. Ltd., Class H(c)	42,600	798,140
Li Auto Inc., ADR(a)	138,047	4,504,474
NIO Inc., ADR(a)	259,805	10,238,915
XPeng Inc., ADR(a)	87,906	4,099,057
		25,568,961
France — 0.6%
Cie. Plastic Omnium SA	11,466	318,317
Faurecia SE	25,116	1,311,758
Valeo.	37,947	1,114,961
		2,745,036
Germany — 7.9%
Bayerische Motoren Werke AG	61,789	6,242,913
Continental AG(a)	21,021	2,471,468
Daimler AG, Registered	168,896	16,765,025
Hella GmbH & Co. KGaA.	9,373	651,615
Infineon Technologies AG	248,066	11,617,262
		37,748,283
Hong Kong — 0.0%
Johnson Electric Holdings Ltd.	97,000	214,706

Italy — 1.2%
Ferrari NV	24,934	5,916,511

Japan — 8.1%
Aisin Corp.	27,300	998,983
Alps Alpine Co. Ltd.	36,400	355,667
Denso Corp.	74,400	5,393,639
FCC Co. Ltd.	9,100	125,988
GS Yuasa Corp.	9,800	213,342
Honda Motor Co. Ltd.	254,800	7,536,439
Koito Manufacturing Co. Ltd.	19,200	1,089,373
Musashi Seimitsu Industry Co. Ltd.	9,800	184,447
NHK Spring Co. Ltd.	27,300	205,945
Nissan Motor Co. Ltd.(a)	400,400	2,037,980
Nissha Co. Ltd.	9,100	149,077
Subaru Corp.	112,500	2,206,663
Tokai Rika Co. Ltd.	9,800	137,177
Toyoda Gosei Co. Ltd.	9,800	200,531
Toyota Boshoku Corp.	18,200	349,932
Toyota Motor Corp.	982,800	17,340,675
TS Tech Co. Ltd.	18,200	243,517
		38,769,375
Netherlands — 3.3%
Alfen Beheer BV(a)(c)	3,913	440,792
NXP Semiconductors NV	52,325	10,509,999
Security	Shares	Value

Netherlands (continued)
Yandex NV, Class A(a)	57,603	$4,771,833
		15,722,624
South Korea — 7.4%
Hanon Systems.	33,943	420,489
Hyundai Mobis Co. Ltd.	12,012	2,596,622
Hyundai Motor Co.	26,026	4,654,892
Hyundai Wia Corp.	3,185	230,007
Iljin Materials Co. Ltd.	4,459	385,352
LG Chem Ltd.	8,736	6,268,560
Samsung Electronics Co. Ltd.	243,152	14,558,268
Samsung SDI Co. Ltd.	9,828	6,200,759
SNT Motiv Co. Ltd.	1,371	59,196
		35,374,145
Spain — 0.1%
Cie. Automotive SA	12,558	341,827

Sweden — 2.6%
Hexagon AB, Class B	370,643	5,965,016
Volvo AB, Class B.	270,998	6,319,443
		12,284,459
Switzerland — 3.6%
ABB Ltd., Registered.	336,791	11,142,132
Autoneum Holding AG(a)	728	113,959
STMicroelectronics NV	123,032	5,841,410
		17,097,501
Taiwan — 0.9%
Delta Electronics Inc.	338,000	2,983,653
Innolux Corp.	1,729,000	1,040,047
International CSRC Investment Holdings Co.	197,430	170,747
Sunonwealth Electric Machine Industry Co. Ltd.	29,000	40,213
		4,234,660
United Kingdom — 1.9%
Aptiv PLC(a)	51,233	8,857,673

United States — 52.4%
Adient PLC(a)	17,472	727,185
Advanced Micro Devices Inc.(a)	218,400	26,258,232
Albemarle Corp.	22,204	5,561,436
Alphabet Inc., Class A(a)	7,462	22,094,385
Altra Industrial Motion Corp.	11,921	621,680
Ambarella Inc.(a)	6,825	1,268,290
Analog Devices Inc.	69,979	12,140,657
Apple Inc.	140,595	21,061,131
Autoliv Inc.	16,653	1,612,843
Blink Charging Co.(a)	6,643	211,247
BorgWarner Inc.	45,227	2,038,381
Cooper-Standard Holdings Inc.(a)	3,367	87,340
CTS Corp.	5,915	210,692
Dana Inc.	26,845	595,690
DuPont de Nemours Inc.	101,192	7,042,963
Eaton Corp. PLC.	76,531	12,609,248
Ford Motor Co.(a)	748,657	12,787,061
Garmin Ltd.	29,211	4,194,700
General Motors Co.(a)	262,808	14,304,639
Gentex Corp.	44,590	1,578,040
Gentherm Inc.(a)	5,733	422,121
II-VI Inc.(a)	19,656	1,189,385
Intel Corp.	310,856	15,231,944
Lear Corp.	11,557	1,986,070

Schedule of Investments (unaudited) (continued)	iShares® Self-Driving EV and Tech ETF
October 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Methode Electronics Inc.	7,098	$298,613
NVIDIA Corp.	101,556	25,964,822
Qorvo Inc.(a)	21,294	3,582,290
QUALCOMM Inc.	132,132	17,578,841
Standard Motor Products Inc.	3,731	178,715
Stoneridge Inc.(a)	4,914	93,268
Synaptics Inc.(a)	6,734	1,310,234
Tenneco Inc., Class A(a)	15,106	200,457
Tesla Inc.(a)	29,848	33,250,672
Veoneer Inc.(a)	21,203	746,346
Visteon Corp.(a)	5,278	597,364
XL Fleet Corp.(a)	16,835	92,256
		249,729,238
Total Common Stocks — 97.2%
(Cost: $381,983,913)		463,229,870

Preferred Stocks

Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares, NVS.	21,931		1,193,401

Germany — 2.3%
Porsche Automobil Holding SE, Preference Shares, NVS	29,302		3,049,648
Volkswagen AG, Preference Shares, NVS.	34,944		7,842,531
			10,892,179
Total Preferred Stocks — 2.5%
(Cost: $10,177,345)			12,085,580

Rights

Germany — 0.0%
Vitesco Technologies Group AG (a)	0	(d)	23

Total Rights — 0.0%
(Cost: $0)			23

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.05%(e)(f)(g)	37,735	$37,754
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	330,000	330,000
		367,754
Total Short-Term Investments — 0.1%
(Cost: $367,754)		367,754

Total Investments in Securities — 99.8%
(Cost: $392,529,012)		475,683,227

Other Assets, Less Liabilities — 0.2%		855,911

Net Assets — 100.0%		$476,539,138

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Rounds to less than 1.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/21	Shares Held at 10/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$216,037	$—		$(178,283	)(a)	$—	$—	37,754	37,735	$6,517	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares.	220,000	110,000	(a)	—		—	—	330,000	330,000	6		—
						$—	$—	$367,754		$6,523		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Self-Driving EV and Tech ETF
October 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	13	12/17/21	$637	$18,749
S&P 500 E-Mini Index	2	12/17/21	460	17,286
				$36,035

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks.	$297,339,218	$165,890,652	$—	$463,229,870
Preferred Stocks	—	12,085,580	—	12,085,580
Rights	—	23	—	23
Money Market Funds	367,754	—	—	367,754
	$297,706,972	$177,976,255	$—	$475,683,227
Derivative financial instruments(a)
Assets
Futures Contracts	$17,286	$18,749	$—	$36,035

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

ADR                         American Depositary Receipt

NVS                        Non-Voting Shares

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